Shareholders’ Equity (Tables)	12 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of restricted stock grants
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of July 1, 2018	-	$-	$-
Granted	720,000	$2.57	-
Vested	(60,000)	$2.57	-
Unvested as of June 30, 2019	660,000	$2.57	-
Granted	180,000	0.47	-
Vested	(285,000)	$2.24	-
Unvested as of June 30, 2020	555,000	$2.06	$471,750
Forfeited	(120,000)	$2.57	-
Granted	700,000	$1.39	-
Vested	(649,167)	$1.87	-
Unvested as of June 30, 2021	485,833	$1.40	-

Schedule of warrant activity
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2019	-	$-	-
Granted	5,327,274	$0.55	5.50
Forfeited	-	$-	-
Exercised	-	$-	-
June 30, 2020	5,327,274	$0.29	5.31
Granted	33,976,252	$1.07	3.48
Forfeited	-	$-	-
Exercised	(13,657,274)	$0.38	-
June 30, 2021	25,646,252	$1.24	3.08